UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds’ website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

BISHOP STREET

TABLE OF CONTENTS

FUNDS

Letter to Shareholders	2
Definitions of Comparative Indices	4
Schedule of Investments
Strategic Growth Fund	5
Dividend Value Fund	8

BISHOP STREET

LETTER TO SHAREHOLDERS

FUNDS

Dear Shareholder:

Equity markets were volatile during the first half of the year, experiencing a sharp decline in the first quarter on the back of falling oil prices and fears of slowing economic growth. As economic numbers stabilized and oil prices bottomed, equity markets began a steady move higher, ending the first half of the year near all-time highs. For the first half of 2016, broad U.S. equity markets realized modest gains, the S&P 500 Index gaining 3.83%.

Interest Rates steadily declined over the first half of the year on global economic concerns and the United Kingdom’s “yes” vote to leave the European Union. Ten-year U.S. Treasury bond yields declined from 2.27% at the beginning of the year to 1.47% by the end of June. The decline in interest rates resulted in strong returns for the Barclays U.S. Aggregate Bond Index as it increased 5.31% in the first half of the year.

U. S. Economic Backdrop

The economic trajectory of the U.S. continues to be moderately positive and monetary policy continues to be supportive. GDP growth continued to be in the low single digits, with first and second quarter growth coming in at 1.6% and 1.2% respectively. Employment numbers continued to increase and the unemployment rate is now at 4.9%. Inflation has begun to trend up and personal income growth continues to be steady. The strength of the U.S. dollar has continued to hurt manufacturing and exports, affecting the earnings of multi-national corporations.

Going Forward

Equity valuations continue to be near full value, as a result, future equity returns will be closely tied to underlying economic strength and corporate earnings growth. Given recent global economic and political volatility, the Federal Reserve has adopted a more conservative stance as compared to the beginning of the year. While continuing its commitment to increase interest rates at a moderate pace, it now appears the pace will be slower than previously thought. While rate increases can have a negative effect on the value of bond principal, we continue to believe that the gradual pace of increases will allow tactically managed fixed income portfolios to generate positive returns over time.

Portfolio Diversification

Global developments in the United Kingdom and the Eurozone, as well as economic indicators in the U.S., will continue to dominate headlines. Elevated volatility in both

Bishop Street Funds

global equity and fixed income markets is likely to continue. As market volatility increases, we believe the benefits of a diversified portfolio will become even more apparent.

Bishop Street Funds Update

In June 2016, we added another option to our fund offerings, the Bishop Street Short Duration Bond Fund. The fund aims to provide a short duration investment option which invests in high quality securities. More specifically, the fund invests in highly rated U.S. Government and Agency securities.

We hope you agree that the Bishop Street Funds continue to offer attractive investment options for your portfolio. Thank you for your continued interest and confidence in the Bishop Street Funds.

Sincerely,

Michael K. Hirai, CFA, CPA

President and Chief Investment Officer

Bishop Street Capital Management

July 15, 2016

The performance data quoted represents past performance. Past performance does not guarantee future results. Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Investing involves risk including possible loss of principal. Diversification does not protect against market loss.

June 30, 2016	www.bishopstreetfunds.com

BISHOP STREET

DEFINITIONS OF COMPARATIVE INDICES

FUNDS

Definitions of Comparative Indices

Barclays Capital U.S. Aggregate Bond Index is made up of the Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

The Standard & Poor’s 500 Index (S&P 500 Index) is an unmanaged list of common stocks which includes 500 large companies.

Bishop Street Funds

Strategic Growth Fund	(unaudited)

Top Ten Equity Holdings (Unaudited)†

		Percentage of Investments

1.	Amazon.com	4.5%

2.	Bristol-Myers Squibb	4.4%

3.	Mobileye NV	4.3%

4.	Monster Beverage	4.2%

5.	Nike Cl B	4.0%

6.	Vertex Pharmaceuticals	3.8%

7.	Facebook Cl A	3.7%

8.	Illumina	3.5%

9.	Alibaba Group Holding ADR	3.5%

10.	Splunk	3.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Shares		Value (000)
	COMMON STOCK † — 98.9%
Consumer Discretionary — 13.2%
2,005	Amazon.com*	$1,435
22,819	Nike Cl B	1,260
874	priceline.com*	1,091
6,483	Starbucks	370

		4,156

Consumer Staples — 6.7%
8,422	CVS Health	806
8,148	Monster Beverage*	1,310

		2,116

June 30, 2016	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Financials — 4.5%
17,816	Charles Schwab	$451
3,827	Intercontinental Exchange	979

		1,430

Health Care — 32.4%
8,178	Alexion Pharmaceuticals*	955
3,766	Biogen*	911
18,763	Bristol-Myers Squibb	1,380
11,061	Celgene*	1,091
9,353	DexCom*	742
7,422	Edwards Lifesciences*	740
7,887	Illumina*	1,107
7,559	Intercept Pharmaceuticals*	1,078
18,765	Novo Nordisk ADR	1,009
14,088	Vertex Pharmaceuticals*	1,212

		10,225

Industrials — 2.8%
3,543	Acuity Brands	879

Information Technology — 36.7%
25,463	Activision Blizzard	1,009
10,762	Adobe Systems*	1,031
13,912	Alibaba Group Holding ADR*	1,106
7,331	Cognizant Technology Solutions Cl A*	420
10,226	Facebook Cl A*	1,169
7,021	MercadoLibre	988
29,591	Mobileye NV*	1,365
5,434	Palo Alto Networks*	667
10,334	salesforce.com inc*	820
14,179	ServiceNow*	941
20,297	Splunk*	1,100
12,832	Visa Cl A	952

		11,568

Materials — 2.6%
2,729	Sherwin-Williams	801

TOTAL COMMON STOCK (Cost $29,346)		31,175

	SHORT-TERM INVESTMENT (A) — 1.2%

375,752	Dreyfus Cash Management Fund, Institutional Shares, 0.290% (Cost $376)	376

TOTAL INVESTMENTS (Cost $29,722) — 100.1%		$31,551

Bishop Street Funds

Strategic Growth Fund	(unaudited)

Schedule of Investments

(concluded)

Percentages are based on Net Assets of $31,521 (000).

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of June 30, 2016.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR—American Depositary Receipt

Cl—Class

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

June 30, 2016	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Top Ten Equity Holdings (Unaudited)†

		Percentage of Investments

1.	Microsoft	3.8%

2.	Johnson & Johnson	3.5%

3.	Exxon Mobil	3.5%

4.	JPMorgan Chase	2.6%

5.	Merck	2.6%

6.	Philip Morris International	2.5%

7.	Verizon Communications	2.5%

8.	Home Depot	2.4%

9.	Comcast	2.4%

10.	Pfizer	2.3%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Shares		Value (000)

	COMMON STOCK — 97.7%
Consumer Discretionary — 9.2%
16,075	Comcast Cl A	$1,048
2,495	Foot Locker	137
2,735	Genuine Parts	277
8,225	Home Depot	1,050
4,245	Interpublic Group of	98
3,320	McDonald’s	399
6,270	Time Warner	461
3,525	TJX	272
3,150	VF	194

		3,936

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Consumer Staples — 13.0%
13,975	Altria Group	$964
5,743	Coca-Cola European Partners PLC	205
8,830	CVS Health	845
7,625	General Mills	544
3,015	Kimberly-Clark	415
6,530	PepsiCo	692
10,760	Philip Morris International	1,094
6,100	Procter & Gamble	516
4,335	Wal-Mart Stores	317

		5,592

Energy — 8.7%
4,940	Chevron	518
16,040	Exxon Mobil	1,504
5,970	Occidental Petroleum	451
10,205	Schlumberger	807
7,335	Suncor Energy	203
4,940	Valero Energy	252

		3,735

Financials — 18.8%
1,500	AvalonBay Communities	270
22,480	Bank of America	298
5,405	BB&T	192
1,540	BlackRock	527
6,125	Chubb	801
4,805	CME Group	468
1,310	Crown Castle International	133
5,910	Duke Realty‡	157
705	Essex Property Trust‡	161
18,195	JPMorgan Chase	1,131
10,600	Marsh & McLennan	726
6,405	Northern Trust	424
6,335	PNC Financial Services Group	515
2,170	Public Storage‡	555
1,460	Simon Property Group‡	317
3,420	T Rowe Price Group	250
10,530	US Bancorp	425
14,825	Wells Fargo	702

		8,052

Health Care — 12.4%
7,405	AbbVie	458
880	Aetna	107
8,880	Bristol-Myers Squibb	653
12,440	Johnson & Johnson	1,509

June 30, 2016	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Health Care — (continued)
2,690	Medtronic PLC	$234
19,495	Merck	1,123
28,190	Pfizer	993
1,640	UnitedHealth Group	232

		5,309

Industrials — 12.3%
1,650	Boeing	214
3,610	Dover	250
3,990	General Dynamics	555
29,720	General Electric	936
7,750	Honeywell International	901
3,085	Lockheed Martin	766
2,555	Parker Hannifin	276
6,970	United Parcel Service Cl B	751
1,995	United Technologies	205
6,540	Waste Management	433

		5,287

Information Technology — 13.0%
6,275	Activision Blizzard	249
9,720	Apple	929
5,990	Automatic Data Processing	550
27,850	Cisco Systems	799
13,610	Intel	446
3,825	Lam Research	322
2,465	Microchip Technology	125
32,220	Microsoft	1,649
7,900	Texas Instruments	495

		5,564

Materials — 2.3%
3,825	Dow Chemical	190
3,220	LyondellBasell Industries NV Cl A	240
915	Sherwin-Williams	269
5,550	Sonoco Products	275

		974

Telecommunication Services — 2.5%
19,520	Verizon Communications	1,090

Utilities — 5.5%
4,310	American Electric Power	302
7,695	CMS Energy	353
3,420	Dominion Resources	266
5,055	Eversource Energy	303
2,515	NextEra Energy	328
4,045	PG&E	259

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(concluded)

Shares		Value (000)
Utilities — (continued)
2,110	Sempra Energy	$241
5,030	WEC Energy Group	328

		2,380

TOTAL COMMON STOCK (Cost $30,040)		41,919

PREFERRED STOCK — 0.2%
Energy — 0.2%
1,370	Hess, 8.00% (Cost $77)	104

	SHORT-TERM INVESTMENT (A) — 2.2%

936,024	Dreyfus Cash Management Fund, Institutional Shares, 0.290% (Cost $936)	936

TOTAL INVESTMENTS (Cost $31,053) —100.1%		$42,959

Percentages are based on Net Assets of $42,906 (000).

‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of June 30, 2016.

Cl—Class

PLC—Public Limited Company

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

June 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	FHLMC, Ser 2011-3970, Cl KC	3.500%	03/15/33	2.3%

2.	U.S. Treasury Bond	4.500%	08/15/39	2.0%

3.	U.S. Treasury Bond	3.625%	08/15/43	1.8%

4.	U.S. Treasury Bond	3.000%	11/15/45	1.7%

5.	FHLB	3.750%	12/14/18	1.6%

6.	FHLB	5.125%	03/10/17	1.6%

7.	U.S. Treasury Bond	6.000%	02/15/26	1.6%

8.	U.S. Treasury Bond	2.875%	05/15/43	1.6%

9.	MetLife	6.817%	08/15/18	1.6%

10.	FHLB	4.125%	03/13/20	1.6%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS — 52.3%
Consumer Discretionary — 9.1%
	Amazon.com
$350	4.800%, 12/05/34	$412
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	425
	Anheuser-Busch InBev Worldwide
350	7.750%, 01/15/19	405
	AutoZone
250	4.000%, 11/15/20	269

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Consumer Discretionary — (continued)
	Comcast
$500	3.600%, 03/01/24	$548
150	3.150%, 03/01/26	160
	DIRECTV Holdings LLC
275	3.800%, 03/15/22	292
	Dollar General
350	1.875%, 04/15/18	354
	Ford Motor Credit LLC
500	2.375%, 03/12/19	507
	George Washington University
225	4.363%, 09/15/43	246
	Home Depot
700	5.875%, 12/16/36	956
	Johnson Controls
500	4.250%, 03/01/21	539
	McDonald’s MTN
575	2.200%, 05/26/20	588
	Starbucks
350	2.450%, 06/15/26	356
	Target
525	2.300%, 06/26/19	542

		6,599

Consumer Staples — 4.3%
	Campbell Soup
500	4.250%, 04/15/21	549
	Coca-Cola
250	2.875%, 10/27/25	265
200	2.450%, 11/01/20	208
	Colgate-Palmolive MTN
500	1.950%, 02/01/23	507
	ConAgra Foods
250	1.900%, 01/25/18	252
	Hershey
250	2.625%, 05/01/23	253
	Kellogg
250	3.250%, 04/01/26	257
	Unilever Capital
375	2.100%, 07/30/20	386
	Walgreens Boots Alliance
400	3.300%, 11/18/21	420

		3,097

June 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Energy — 2.7%
	BP Capital Markets PLC
$265	3.814%, 02/10/24	$284
	Halliburton
350	6.150%, 09/15/19	398
	Occidental Petroleum
300	2.700%, 02/15/23	305
	Schlumberger Investment SA
400	3.650%, 12/01/23	429
	Shell International Finance BV
500	1.875%, 05/10/21	503

		1,919

Financials — 14.7%
	American International Group
350	2.300%, 07/16/19	356
	Bank of America MTN
600	2.600%, 01/15/19	614
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	552
	Bank of Oklahoma
500	1.316%, 05/15/17 (A)	499
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	572
500	1.305%, 06/04/17 (A)	500
	JPMorgan Chase
600	2.250%, 01/23/20	608
	Lincoln National
500	8.750%, 07/01/19	592
	MetLife
1,000	6.817%, 08/15/18	1,117
	Morgan Stanley MTN
200	5.750%, 10/18/16	203
250	3.174%, 08/31/17 (A)	257
500	3.100%, 11/09/18 (A)	507
	MUFG Americas Holdings
250	2.250%, 02/10/20	252
	Principal Financial Group
500	8.875%, 05/15/19	593
	Prudential Financial MTN
320	7.375%, 06/15/19	371
	Royal Bank of Canada MTN
650	2.150%, 03/06/20	664

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Financials — (continued)
	State Street
$425	4.956%, 03/15/18	$445
	Toyota Motor Credit MTN
630	1.375%, 01/10/18	634
	US Bancorp MTN
500	3.000%, 03/15/22	532
	Ventas Realty
415	2.700%, 04/01/20	423
	Wells Fargo
300	2.150%, 01/15/19	306

		10,597

Health Care — 6.3%
	AbbVie
500	2.900%, 11/06/22	510
	Amgen
350	5.700%, 02/01/19	388
520	2.200%, 05/22/19	533
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,057
	Becton Dickinson and Co
500	3.125%, 11/08/21	525
	Gilead Sciences
650	4.500%, 04/01/21	728
	Merck Sharp & Dohme
750	5.000%, 06/30/19	833

		4,574

Industrials — 3.9%
	Caterpillar
500	7.900%, 12/15/18	578
	FedEx
230	2.625%, 08/01/22	236
	General Electric MTN
500	1.653%, 03/15/23 (A)	497
	Norfolk Southern
450	2.900%, 06/15/26	463
	Raytheon
475	2.500%, 12/15/22	495
	United Technologies
500	3.100%, 06/01/22	533

		2,802

June 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Information Technology — 5.7%
	Apple
$725	2.850%, 05/06/21	$766
	Intel
500	3.300%, 10/01/21	542
	International Business Machines
700	8.375%, 11/01/19	860
	Microsoft
500	3.625%, 12/15/23	554
	NetApp
550	3.375%, 06/15/21	559
	Symantec
300	4.200%, 09/15/20	313
	Texas Instruments
500	1.000%, 05/01/18	501

		4,095

Materials — 2.1%
	Mosaic
500	5.625%, 11/15/43	554
	Praxair
500	2.200%, 08/15/22	514
	Rio Tinto Finance USA PLC
350	9.000%, 05/01/19	421

		1,489

Telecommunication Services — 1.7%
	Ameritech Capital Funding
425	6.875%, 10/15/27	512
	AT&T
305	5.500%, 02/01/18	325
	Verizon Communications
375	2.625%, 02/21/20	388

		1,225

Transportation — 1.3%
	Burlington Northern Santa Fe LLC
500	4.450%, 03/15/43	559
	Continental Airlines
391	9.000%, 07/08/16	391

		950

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Utilities — 0.5%
	CenterPoint Energy
$350	5.950%, 02/01/17	$359

TOTAL CORPORATE OBLIGATIONS (Cost $35,853)		37,706

	U.S. TREASURY OBLIGATIONS — 17.7%
	U.S. Treasury Bond
800	6.000%, 02/15/26	1,127
500	5.375%, 02/15/31	741
700	4.750%, 02/15/37	1,042
1,000	4.500%, 08/15/39	1,446
500	4.375%, 05/15/41	714
335	3.750%, 08/15/41	437
1,000	3.625%, 08/15/43	1,290
525	3.000%, 05/15/45	603
1,075	3.000%, 11/15/45	1,236
1,000	2.875%, 05/15/43	1,124
	U.S. Treasury Note
275	3.750%, 11/15/18	295
350	3.625%, 02/15/21	392
600	2.875%, 03/31/18	624
550	2.375%, 07/31/17	561
180	2.375%, 08/15/24	194
500	2.250%, 11/15/24	533
100	2.250%, 11/15/25	107
325	1.375%, 02/28/19	331

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,024)		12,797

	MUNICIPAL BONDS — 10.1%
	Akron Ohio, RB, NATL Insured, Pre-Refunded @ 100
500	5.610%, 12/01/26 (B)	509
	Atlantic City Board of Education, GO
350	6.800%, 08/15/28	362
	Babylon New York, GO
375	4.600%, 07/01/37	399
	California State, GO
560	6.509%, 04/01/39	679
	Houston, Independent School District, GO
250	6.125%, 02/15/28	281
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	707

June 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Municipal Bonds — (continued)
	Indiana Bond Bank, Ser A, RB
$350	3.276%, 01/15/25	$371
	Maryland State, Transportation Authority, RB
500	5.788%, 07/01/29	650
	Massachusetts Housing Finance Agency, Ser A, RB
900	5.086%, 12/01/41	948
	Napa Valley Unified School District, GO
225	6.507%, 08/01/43	331
	North East Independent School District, GO
100	5.240%, 08/01/27	127
	Oklahoma Development Finance Authority
100	3.200%, 06/01/27	104
	San Antonio Texas Water System Revenue, RB
250	5.502%, 05/15/29	319
	St. Louis, Missouri School District, Qualified School Construction
	Boards, GO
200	4.700%, 04/01/28	232
	Stockton Public Financing Authority, RB
500	7.942%, 10/01/38	588
	University of Texas System, Ser C, RB
550	4.794%, 08/15/46	696

TOTAL MUNICIPAL BONDS (Cost $6,895)		7,303

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
	FFCB
500	1.420%, 12/28/18	502
	FHLB
1,100	5.125%, 03/10/17	1,135
475	4.750%, 03/10/23	573
1,000	4.125%, 03/13/20	1,113
1,100	3.750%, 12/14/18	1,180
	FHLMC MTN
700	1.200%, 09/28/18	700
	FNMA
725	2.000%, 02/26/21 (C)	725
775	1.750%, 10/29/20 (C)	775
250	0.900%, 11/07/17	250

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,787)		6,953

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)/ Shares		Value (000)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 6.9%
	FHLMC, Ser 2011-3970, Cl KC
$1,500	3.500%, 03/15/33	$1,648
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	539
	FHLMC, Ser E01488
69	5.000%, 10/01/18	71
	FHLMC, Ser G12710
108	5.500%, 07/01/22	110
	FNMA, Ser 2003-33, Cl AB
48	3.750%, 03/25/33	48
	FNMA, Ser 2003-58, Cl D
62	3.500%, 07/25/33	65
	FNMA, Ser 2012-84, Cl JB
400	3.000%, 05/25/42	405
	FNMA, Ser 2013-92, Cl MT
77	4.000%, 07/25/41	83
	FNMA, Ser 889958
49	5.000%, 10/01/23	53
	GNMA, Ser 2011-112, Cl JP
293	2.000%, 02/20/40	295
	GNMA, Ser 2012-101, Cl KL
956	2.000%, 09/20/41	925
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	716

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,744)		4,958

NON-AGENCY MORTGAGE-BACKED OBLIGATION — 0.7%
581	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2 2.390%, 04/25/32 (A) (Cost $530)	542

	SHORT-TERM INVESTMENT (D) — 1.9%
1,345,006	Dreyfus Cash Management Fund, Institutional Shares, 0.290%	1,345

	(Cost $1,345)
TOTAL INVESTMENTS (Cost $67,178) — 99.2%		$71,604

Percentages are based on Net Assets of $72,148 (000).

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on June 30, 2016. The maturity date shown is the final maturity date.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

June 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(concluded)

(C)	Step Bond — The rate reflected on the Schedule of Investments is the effective yield on June 30, 2016. The coupon on a step bond changes on a specified date.
(D)	The rate shown is the 7-day effective yield as of June 30, 2016.

AGM—Assured Guaranty Municipal Corp.

Cl—Class

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

LLC—Limited Liability Corporation

MTN—Medium Term Note

NATL—National Public Finance Guarantee Corporation

PLC—Public Limited Company

RB—Revenue Bond

Ser—Series

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	Hawaii State, Department of Budget & Finance, Ser 2009	6.500%	07/01/39	3.1%

2.	Hawaii State, Department of Transportation, Airports Division Lease Revenue, AMT	5.000%	08/01/27	2.8%

3.	Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.4%

4.	Hawaii State, Airport System Authority, Ser A	5.250%	07/01/27	1.9%

5.	Hawaii State, Ser EY	5.000%	10/01/27	1.7%

6.	University of Hawaii, Ser B	5.000%	10/01/34	1.6%

7.	Hawaii State, Ser FB	4.000%	04/01/31	1.5%

8.	Hawaii State, Airport System Authority, AMT	5.000%	07/01/24	1.5%

9.	Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/27	1.5%

10.	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, AGM Insured	6.500%	07/01/33	1.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 98.8%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$271

June 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Alaska — 1.2%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
$1,000	5.000%, 09/01/22	$1,188
	Alaska State, Ser A, GO
525	5.000%, 08/01/34	648

		1,836

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	577

California — 4.6%
	California State, GO
1,000	5.000%, 09/01/23	1,257
235	4.500%, 03/01/21	265
150	4.500%, 08/01/30	153
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,234
	Sacramento City Unified School District, GO
500	5.000%, 07/01/23	624
	Santa Monica Community College District, Ser B, GO
2,250	4.206%, 08/01/35 (A)	1,101
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,231
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,223

		7,088

Florida — 0.9%
	Jacksonville, Sales Tax Revenue, Ser A, RB
1,000	5.000%, 10/01/29	1,194
	School Board of Miami-Dade County, Ser D, RB
150	5.000%, 02/01/27	191

		1,385

Georgia — 0.4%
	Atlanta, Water & Wastewater Revenue, Ser A, RB, NATL Insured
450	5.500%, 11/01/27	590

Hawaii — 82.5%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	582
1,000	5.000%, 07/15/22, Pre-Refunded @ 100(B)	1,087

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
$250	5.000%, 09/01/22	$306
1,000	5.000%, 09/01/31	1,279
500	4.000%, 03/01/22, Pre-Refunded @ 100(B)	557
1,000	4.000%, 09/01/35	1,138
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	244
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	586
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,168
	Hawaii State, Airport System Authority, Ser A, RB
250	5.250%, 07/01/23	292
2,500	5.250%, 07/01/27	2,914
1,000	5.250%, 07/01/28	1,161
900	5.250%, 07/01/30	1,039
1,500	5.000%, 07/01/45	1,778
	Hawaii State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,297
1,000	4.125%, 07/01/24	1,112
1,000	3.000%, 07/01/17	1,022
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC-ICC, MBIA Insured
1,000	5.000%, 01/01/26	1,002
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	531
500	4.625%, 07/01/21	567
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	243
55	3.000%, 07/01/19	58
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	382
300	3.600%, 11/15/20	302
300	3.350%, 11/15/19	302
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,100	6.500%, 07/01/39	4,680
	Hawaii State, Department of Budget & Finance, Ser A, RB
100	5.000%, 07/01/22	120
575	5.000%, 07/01/26	692
1,800	5.000%, 07/01/27	2,276
2,975	5.000%, 07/01/35	3,643
850	4.000%, 07/01/18	903

June 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Department of Budget & Finance, Ser B, RB
$775	5.000%, 07/01/28	$913
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,025
110	4.250%, 11/01/26	111
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,525	5.000%, 08/01/21	1,777
3,675	5.000%, 08/01/27	4,335
	Hawaii State, Department of Transportation, COP, AMT
1,000	5.250%, 08/01/25	1,213
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	114
1,125	4.250%, 07/01/21	1,251
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	501
	Hawaii State, Highway Authority, RB
500	5.750%, 01/01/28	560
605	5.500%, 07/01/18	662
1,000	5.500%, 01/01/25	1,114
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	601
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/23	865
1,600	5.000%, 01/01/30	2,004
1,700	5.000%, 01/01/31	2,087
1,000	5.000%, 01/01/33	1,240
400	5.000%, 01/01/34	494
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,363
1,600	5.250%, 07/01/19	1,816
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	219
115	3.750%, 04/01/21	126
180	3.500%, 04/01/20	193
115	3.000%, 04/01/18	119
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,226
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
490	3.450%, 01/01/22	529

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
$1,000	5.000%, 05/01/34	$1,039
	Hawaii State, Ser DK, GO
195	5.000%, 05/01/18	210
10	5.000%, 05/01/25, Pre-Refunded @ 100 (B)	11
160	5.000%, 05/01/27, Pre-Refunded @ 100 (B)	172
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25, Pre-Refunded @ 100 (B)	219
	Hawaii State, Ser DQ, GO(B)
35	5.000%, 06/01/21, Pre-Refunded @ 100 (B)	39
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,139
1,000	5.000%, 06/01/19	1,123
735	4.250%, 06/01/19	809
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	308
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	915
	Hawaii State, Ser DZ, GO
1,025	5.000%, 12/01/17	1,087
100	5.000%, 12/01/20	117
960	5.000%, 12/01/23, Pre-Refunded @ 100 (B)	1,162
120	5.000%, 12/01/26 (B)	145
250	5.000%, 12/01/28, Pre-Refunded @ 100 (B)	299
250	5.000%, 12/01/30	297
1,000	5.000%, 12/01/31	1,188
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,128
1,700	5.000%, 12/01/22	2,046
	Hawaii State, Ser EF, GO
500	5.000%, 11/01/22	617
300	5.000%, 11/01/23	369
	Hawaii State, Ser EH, GO
1,000	5.000%, 08/01/18	1,089
675	5.000%, 08/01/23	846
365	5.000%, 08/01/24	456
1,135	5.000%, 08/01/30	1,398
200	5.000%, 08/01/32	245
	Hawaii State, Ser EO, GO
150	5.000%, 08/01/24	192
1,000	5.000%, 08/01/33	1,238
500	5.000%, 08/01/34	618

June 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser EP, GO
$1,000	5.000%, 08/01/22	$1,226
	Hawaii State, Ser ET, GO
1,175	4.000%, 10/01/27	1,404
	Hawaii State, Ser EY, GO
2,000	5.000%, 10/01/27	2,586
	Hawaii State, Ser FB, GO
1,100	5.000%, 04/01/27	1,437
2,000	4.000%, 04/01/31	2,364
	Hawaii State, Ser FE, GO
245	5.000%, 10/01/27	323
	Honolulu City & County, Board of Water Supply, Ser A, RB
400	5.000%, 07/01/24	511
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,183
875	5.000%, 07/01/23	1,066
525	5.000%, 07/01/31	653
130	4.000%, 07/01/18	138
400	3.000%, 07/01/17	410
	Honolulu Hawaii City & County, Ser A, GO
1,100	5.250%, 04/01/19, Pre-Refunded @ 100 (B)	1,235
275	5.250%, 08/01/31	328
1,000	5.000%, 04/01/19, Pre-Refunded @ 100 (B)	1,116
700	5.000%, 10/01/19	794
680	5.000%, 11/01/21	818
500	5.000%, 11/01/22	616
1,000	5.000%, 10/01/27	1,275
325	5.000%, 10/01/29	413
1,250	5.000%, 10/01/35	1,555
700	4.000%, 11/01/19	773
325	4.000%, 08/01/22	370
275	3.750%, 04/01/18	290
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/17, Pre-Refunded @ 100 (B)	1,044
60	5.000%, 07/01/19, Pre-Refunded @ 100 (B)	63
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	306
250	5.000%, 12/01/18	275
375	5.000%, 08/01/21	448
350	5.000%, 08/01/22	416
400	5.000%, 11/01/24	492
700	5.000%, 08/01/26	829
525	5.000%, 10/01/26	676

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
$100	5.250%, 07/01/19	$113
	Honolulu Hawaii City & County, Ser C, GO
500	5.000%, 10/01/26	644
200	4.750%, 09/01/18	217
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,139
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
400	5.000%, 07/01/20	448
250	5.000%, 07/01/25	296
100	5.000%, 07/01/31	122
1,000	5.000%, 07/01/38	1,159
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
200	4.000%, 07/01/21	229
	Honolulu Hawaii City & County, Wastewater System Authority, Ser S, RB
650	5.000%, 07/01/22	794
200	4.000%, 07/01/22	233
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
165	6.900%, 06/20/35	166
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
125	5.000%, 07/01/20	145
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	298
150	5.000%, 08/01/23	183
250	4.000%, 08/01/24	289
250	3.250%, 08/01/23	270
	Kauai County, Ser A, GO, NATL Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	291
150	5.000%, 06/01/21	180
	Maui County, Ser B, GO
500	4.000%, 06/01/21	561
	Maui County, Ser B, GO, NATL Insured
500	5.000%, 07/01/16	500
	University of Hawaii, College Improvements Project, Ser A, RB, NATL Insured
150	5.000%, 07/15/22	150
	University of Hawaii, RB
1,400	5.000%, 10/01/25	1,807
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	115

June 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	University of Hawaii, Ser A, RB, NATL Insured
$500	5.000%, 07/15/21	$501
350	3.500%, 07/15/28	350
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,102
	University of Hawaii, Ser B, RB
2,000	5.000%, 10/01/34	2,483
1,000	4.000%, 10/01/23	1,176

		127,052

Indiana — 0.0%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
75	4.100%, 06/01/27	79

Maine — 0.6%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	861

Maryland — 0.4%
	Maryland State, GO
575	5.000%, 03/01/22	661

New York — 2.3%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,127
	New York City Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,214
	New York State, Dormitory Authority, Ser A, RB
500	5.000%, 03/15/31	626
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	580

		3,547

Ohio — 1.0%
	Akron, Income Tax Revenue, RB
1,000	5.000%, 12/01/33	1,195
	Ohio State, Ser 2011-B, GO
300	5.000%, 08/01/22	368

		1,563

Oklahoma — 0.1%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	146

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)/ Shares		Value (000)
Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
$225	5.000%, 10/01/19	$255

Tennessee — 0.4%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	641

Texas — 2.8%
	Arlington, Higher Education Finance, Ser 2014-A, RB, PSF-GTD
750	5.000%, 08/15/27	918
	City of Mesquite, GO
1,000	5.000%, 02/15/27	1,242
	Clifton Higher Education Finance, Ser 2014, RB, PSF-GTD
700	5.000%, 08/15/26	864
	Harris County, Metropolitan Transit Authority, Ser A, RB
425	5.000%, 11/01/24 , Pre-Refunded @ 100(B)	512
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	4.789%, 09/15/37 (A)	428
	North East, Independent School District, GO, PSF-GTD
275	5.250%, 02/01/28	375

		4,339

Utah — 0.2%
	Central Utah, Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	238

Washington — 0.6%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	909

TOTAL MUNICIPAL BONDS (Cost $144,464)		152,038

	SHORT-TERM INVESTMENT (C) — 0.3%
	Dreyfus Tax-Exempt Cash Management Fund, Institutional
500,978	Shares, 0.310% (Cost $501)	501

TOTAL INVESTMENTS (Cost $144,965) — 99.1%		$152,539

Percentages are based on Net Assets of $153,918 (000).

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	The rate reported is the 7-day effective yield as of June 30, 2016.

June 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(concluded)

AGC—American Guarantee Corporation

AGM—Assured Guaranty Municipal Corp.

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corporation

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

ICC—Interstate Commerce Commission

MBIA—Municipal Bond Investors Assurance

NATL—National Public Finance Guarantee Corporation

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Short Duration Bond Fund	(unaudited)

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	FHLMC	1.250%	08/01/19	8.5%

2.	FHLMC	0.750%	04/09/18	8.5%

3.	U.S. Treasury Note	0.875%	05/15/19	6.7%

4.	U.S. Treasury Note	0.625%	05/31/17	5.4%

5.	U.S. Treasury Note	0.875%	05/31/18	5.2%

6.	FNMA	2.000%	03/01/23	4.4%

7.	FNMA	5.000%	05/01/19	4.2%

8.	FNMA	3.500%	05/01/27	4.2%

9.	FNMA	2.638%	12/01/36	4.1%

10.	FNMA	5.500%	09/01/23	3.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 56.6%
	FHLMC
$206	5.500%, 05/01/20	$219
157	5.500%, 07/01/20	164
117	4.500%, 02/01/25	127
86	4.500%, 06/01/26	92
	FNMA
206	5.500%, 09/01/23	224
263	5.000%, 05/01/19	270
118	4.000%, 06/01/25	126
198	4.000%, 11/01/26	211
81	4.000%, 02/01/29	86
133	4.000%, 07/01/29	141
250	3.500%, 05/01/27	266
122	3.500%, 07/01/27	130
199	3.500%, 08/01/28	213
123	2.692%, 10/01/38 (A)	130
249	2.638%, 12/01/36 (A)	264

June 30, 2016	www.bishopstreetfunds.com

Short Duration Bond Fund	(unaudited)

Schedule of Investments

(concluded)

Face Amount (000)/ Shares		Value (000)
FNMA — (continued)
$275	2.000%, 03/01/23	$280
117	2.000%, 08/01/23	120

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $3,059)		3,063

U.S. TREASURY OBLIGATIONS — 22.2%
	U.S. Treasury Bill
100	0.656%, 05/25/17 (B)	100
	U.S. Treasury Note
330	0.875%, 05/31/18	332
425	0.875%, 05/15/19	427
345	0.625%, 05/31/17	345

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,200)		1,204

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.1%
	FHLMC
540	1.250%, 08/01/19	546
	FHLMC MTN
540	0.750%, 04/09/18	541

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,083)		1,087

SHORT-TERM INVESTMENT (C) — 19.3%
1,042,656	Dreyfus Cash Management Fund, Institutional Shares, 0.290% (Cost $1,043)	1,043

TOTAL INVESTMENTS (Cost $6,385) —118.2%		$6,397

Percentages are based on Net Assets of $5,412(000).

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on June 30, 2016. The maturity date shown is the final maturity date.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	The rate shown is the 7-day effective yield as of June 30, 2016.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

MTN — Medium Term Note

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Assets and Liabilities (000)

June 30, 2016

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund
Assets:
Investments, at Cost	$29,722	$31,053	$67,178

Investments, at Value	$31,551	$42,959	$71,604
Receivable for Investment Securities Sold	473	–	–
Dividends and Interest Receivable	12	76	603
Reclaim Receivable	2	1	1
Receivable for Fund Shares Sold	–	–	50
Prepaid Expenses	4	1	7

Total Assets	32,042	43,037	72,265

Liabilities:
Payable for Investment Securities Purchased	464	–	–
Advisory Fees Payable	20	20	15
Administrative Fees Payable	4	5	9
Shareholder Servicing Fees Payable	3	4	6
Income Distribution Payable	–	–	37
Payable for Fund Shares Redeemed	–	71	3
Chief Compliance Officer Fees Payable	–	1	1
Other Accrued Expenses Payable	30	30	46

Total Liabilities	521	131	117

Net Assets	$31,521	$42,906	$72,148

Paid-in Capital	$28,436	$31,430	$67,547
Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	(137)	(4)	18
Accumulated Net Realized Gain (Loss) on Investments	1,393	(426)	157
Net Unrealized Appreciation on Investments	1,829	11,906	4,426

Net Assets	$31,521	$42,906	$72,148

Class I Shares:
Net Assets	$31,521	$42,906	$72,148
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,445	3,000	7,052
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$12.89	$14.30	$10.23

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statements of Assets and Liabilities (000)

June 30, 2016

	Hawaii Municipal Bond Fund	Short Duration Bond Fund
Assets:
Investments, at Cost	$144,965		$6,385

Investments, at Value	$152,539		$6,397
Dividends and Interest Receivable	2,345		11
Receivable for Investment Securities Sold	890		–
Receivable for Fund Shares Sold	19		–
Due from Advisor	–		3
Prepaid Expenses	5		–

Total Assets	155,798		6,411

Liabilities:
Payable for Investment Securities Purchased	1,507		995
Income Distribution Payable	229		–
Advisory Fees Payable	16		–
Shareholder Servicing Fees Payable	12		–
Administrative Fees Payable	12		–
Chief Compliance Officer Fees Payable	2		–
Payable for Fund Shares Redeemed	1		–
Other Accrued Expenses Payable	101		4

Total Liabilities	1,880		999

Net Assets	$153,918		$5,412

Paid-in Capital	$145,984		$5,400
Undistributed Net Investment Income	32		–
Accumulated Net Realized Gain on Investments	328		–
Net Unrealized Appreciation on Investments	7,574		12

Net Assets	$153,918		$5,412

Class I Shares:
Net Assets	$130,065		$5,412
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,787		540
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$11.03		$10.03	*

Class A Shares:
Net Assets	$23,853		N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,162		N/A
Net Asset Value, Offering and Redemption Price† Per Share — Class I (Net Assets / Shares Outstanding)	$11.03		N/A

Maximum Offering Price Per Shares — Class A ($11.03/ 97.00%)	$11.37	$	N/A

*	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.
†	Redemption price per share for Short Duration Bond Fund may vary depending on length of time shares are held.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2016

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund
Investment Income:
Dividend Income	$ 74	$617	$–
Interest Income	–	–	1,069
Less: Foreign Taxes Withheld	(6)	–	–

Total Investment Income	68	617	1,069

Expenses:
Investment Adviser Fees	125	166	196
Shareholder Servicing Fees	42	56	89
Administrative Fees	34	45	71
Chief Compliance Officer Fees	1	1	2
Transfer Agent Fees	19	21	24
Audit Fees	5	8	13
Printing Fees	5	6	10
Legal Fees	3	4	7
Trustees’ Fees	2	3	5
Custody Fees	2	2	2
Registration Fees	1	1	8
Pricing Fees	1	2	7
Miscellaneous Expenses	2	3	4

Total Expenses	242	318	438

Less Waivers:
Shareholder Servicing Fees	(25)	(34)	(53)
Administrative Fees	(12)	(16)	(26)
Investment Adviser Fees	–	(32)	(88)

Total Waivers	(37)	(82)	(167)

Total Net Expenses	205	236	271

Net Investment Income (Loss)	(137)	381	798

Net Realized Gain on Investments	601	2,962	147
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,484)	(180)	2,916

Net Realized and Unrealized Gain (Loss) on Investments	(2,883)	2,782	3,063

Increase (Decrease) in Net Assets Resulting from Operations	$ (3,020)	$3,163	$3,861

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2016

	Hawaii Municipal Bond Fund	Short Duration Bond Fund (1)
Investment Income:
Interest Income	$2,298	$4
Dividend from Investment Companies	–	–

Total Investment Income	2,298	4

Expenses:
Investment Adviser Fees	263	1
Shareholder Servicing Fees	188	1
Administrative Fees	150	1
Distribution Fees, Class A	29	–
Chief Compliance Officer Fees	4	–
Transfer Agent Fees	47	3
Audit Fees	28	–
Printing Fees	21	–
Pricing Fees	15	–
Legal Fees	14	–
Trustees’ Fees	10	–
Registration Fees	5	–
Custody Fees	4	–
Miscellaneous Expenses	8	–

Total Expenses	786	6

Less Waivers:
Investment Adviser Fees	(138)	(1)
Shareholder Servicing Fees	(113)	–
Administrative Fees	(92)	–
Expense Reimbursement by Advisor	–	(3)

Total Waivers	(343)	(4)

Total Net Expenses	443	2

Net Investment Income	1,855	2

Net Realized Gain on Investments	170	–
Net Change in Unrealized Appreciation on Investments	3,105	12

Net Realized and Unrealized Gain on Investments	3,275	12

Increase in Net Assets Resulting from Operations	$5,130	$14

(1)	Fund commenced operations May 31, 2016.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2016 (unaudited) and the year ended December 31, 2015

	Strategic Growth Fund		Dividend Value Fund
	2016	2015	2016	2015
Investment Activities from Operations:
Net Investment Income (Loss)	$(137)	$(377)	$381	$840
Net Realized Gain on Investments	601	4,567	2,962	4,322
Net Change in Unrealized Depreciation on Investments	(3,484)	(836)	(180)	(4,932)

Increase (Decrease) in Net Assets Resulting from Operations	(3,020)	3,354	3,163	230

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	–	–	(385)	(847)
Capital Gains:
Class I Shares	–	(3,780)	–	–

Total Dividends and Distributions to Shareholders	–	(3,780)	(385)	(847)

Capital Share Transactions:
Proceeds from Shares Issued	255	417	76	232
Reinvestments of Cash Distributions	–	2,675	241	560
Cost of Shares Redeemed	(5,142)	(13,479)	(6,435)	(9,594)

Net Decrease in Net Assets from Capital Share Transactions	(4,887)	(10,387)	(6,118)	(8,802)

Total Decrease in Net Assets	(7,907)	(10,813)	(3,340)	(9,419)

Net Assets:
Beginning of Period	39,428	50,241	46,246	55,665

End of Period	$31,521	$39,428	$42,906	$46,246

Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	$(137)	$–	$(4)	$–

Share Transactions:
Shares Issued	20	29	5	18
Shares Issued in Lieu of Cash Distributions	–	193	17	42
Shares Redeemed	(402)	(913)	(460)	(711)

Net Decrease in Shares Outstanding from Share Transactions	(382)	(691)	(438)	(651)

Amounts designated as “—” are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2016 ( unaudited) and the year ended December 31, 2015

	High Grade Income Fund		Hawaii Municipal Bond Fund		Short Duration Bond Fund (1)
	2016	2015	2016	2015	2016
Investment Activities from Operations:
Net Investment Income	$798	$1,712	$1,855	$3,994	$2
Net Realized Gain on Investments	147	343	170	1,127	–
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,916	(1,733)	3,105	(1,252)	12

Increase in Net Assets Resulting from Operations	3,861	322	5,130	3,869	14

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	(782)	(1,709)	(1,591)	(3,440)	(2)
Class A Shares	N/A	N/A	(260)	(538)	N/A
Capital Gains:
Class I Shares	–	(423)	–	(882)	–
Class A Shares	N/A	N/A	–	(158)	N/A

Total Dividends and Distributions to Shareholders	(782)	(2,132)	(1,851)	(5,018)	(2)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	1,835	4,201	5,285	10,103	5,400
Reinvestments of Cash Distributions	543	1,451	237	689	–
Cost of Shares Redeemed	(5,560)	(6,233)	(5,943)	(14,637)	–

Total Class I Capital Share Transactions	(3,182)	(581)	(421)	(3,845)	5,400

Class A Shares:
Proceeds from Shares Issued	N/A	N/A	953	1,877	N/A
Reinvestments of Cash Distributions	N/A	N/A	195	549	N/A
Cost of Shares Redeemed	N/A	N/A	(759)	(1,625)	N/A

Total Class A Shares Capital Share Transactions	N/A	N/A	389	801	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,182)	(581)	(32)	(3,044)	5,400

Total Increase (Decrease) in Net Assets	(103)	(2,391)	3,247	(4,193)	5,412

Net Assets:
Beginning of Period	72,251	74,642	150,671	154,864	–

End of Period	$72,148	$72,251	$153,918	$150,671	$5,412

Undistributed Net Investment Income	$18	$2	$32	$28	$–

Share Transactions:
Class I Shares:
Shares Issued	183	420	482	932	540
Shares Issued in Lieu of Cash Distributions	54	145	22	64	–
Shares Redeemed	(556)	(624)	(545)	(1,352)	–

Total Class I Transactions	(319)	(59)	(41)	(356)	540

Class A Shares:
Shares Issued	N/A	N/A	87	174	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	18	50	N/A
Shares Redeemed	N/A	N/A	(70)	(150)	N/A

Total Class A Transactions	N/A	N/A	35	74	N/A

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(319)	(59)	(6)	(282)	540

(1)	Fund commenced operations May 31, 2016.

N/A — Not Applicable. Share class currently not offered.

Amounts designated as “—” are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2016	www.bishopstreetfunds.com

This page intentionally left blank.

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30, 2016 (unaudited) and the years ended

December 31,

		Investment Activities			Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain(Loss) on Investments	Total Investment Activities from Operations	Net Investment Income	Capital Gains	Total Dividends and Distributions

STRATEGIC GROWTH FUND

Class I Shares:
2016	$13.95	$(0.05)	$(1.01)	$(1.06)	$—	$—	$ —
2015	14.28	(0.13)	1.21	1.08	—	(1.41)	(1.41)
2014	14.56	(0.12)	1.30	1.18	—	(1.46)	(1.46)
2013	13.56	(0.04)	4.59	4.55	—	(3.55)	(3.55)
2012	12.24	0.03	1.32 ††	1.35	(0.03)	—	(0.03)
2011	12.65	(0.01)	(0.40)	(0.41)	—	—	—

DIVIDEND VALUE FUND

Class I Shares:
2016	$13.45	$0.11	$0.86	$0.97	$(0.12)	$—	$ (0.12)
2015	13.62	0.22	(0.17)	0.05	(0.22)	—	(0.22)
2014	12.43	0.29	1.20	1.49	(0.30)	—	(0.30)
2013	9.83	0.21	2.61	2.82	(0.22)	—	(0.22)
2012	9.05	0.21	0.79	1.00	(0.22)	—	(0.22)
2011	8.68	0.19	0.37	0.56	(0.19)‡	—	(0.19)

HIGH GRADE INCOME FUND

Class I Shares:
2016	$9.80	$0.11	$0.43	$0.54	$(0.11)	$—	$ (0.11)
2015	10.05	0.23	(0.19)	0.04	(0.23)	(0.06)	(0.29)
2014	9.78	0.23	0.33	0.56	(0.23)	(0.06)	(0.29)
2013	10.51	0.22	(0.50)	(0.28)	(0.22)	(0.23)	(0.45)
2012	10.44	0.26	0.26	0.52	(0.26)	(0.19)	(0.45)
2011	10.42	0.35	0.36	0.71	(0.34)	(0.35)	(0.69)

(1)	Per share net investment income calculated using average shares.
*	Annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.
††	Includes payment by affiliate of $0.03 per share. If payments by affiliates were not made, total return would have been decreased by 0.27%.
‡	Includes return of capital of less than $0.01.

Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$12.89	(7.60)%	$31,521	1.22	%*	1.44	%*	(0.82)%*	20%
13.95	7.77	39,428	1.17		1.40		(0.86)	55
14.28	7.94	50,241	1.15		1.38		(0.83)	44
14.56	35.03	56,998	1.17		1.40		(0.26)	130
13.56	11.05 ††	46,644	1.17		1.40		0.21	68
12.24	(3.24)	50,413	1.16		1.39		(0.12)	53

$14.30	7.23%	$42,906	1.05	%*	1.41	%*	1.70%*	8%
13.45	0.44	46,246	1.05		1.38		1.62	24
13.62	12.08	55,665	1.05		1.37		2.27	21
12.43	28.84	61,460	1.05		1.38		1.87	13
9.83	11.07	57,137	1.05		1.38		2.19	17
9.05	6.53	58,686	1.05		1.38		2.16	11

$10.23	5.53%	$72,148	0.76	%*	1.23	%*	2.24%*	13%
9.80	0.37	72,251	0.76		1.21		2.31	24
10.05	5.77	74,642	0.76		1.20		2.32	28
9.78	(2.69)	74,007	0.76		1.21		2.18	35
10.51	5.05	85,771	0.76		1.20		2.47	39
10.44	6.94	93,106	0.76		1.17		3.31	52

The accompanying notes are an integral part of the financial statements.

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30, 2016 (unaudited) and the years ended

December 31,

		Investment Activities			Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain(Loss) on Investments	Total Investment Activities from Operations	Net Investment Income	Capital Gains	Total Dividends and Distributions

HAWAII MUNICIPAL BOND FUND

Class I Shares:
2016	$10.80	$0.13	$0.24	$0.37	$ (0.14)	$—	$ (0.14)
2015	10.88	0.29	(0.01)	0.28	(0.29)	(0.07)	(0.36)
2014	10.52	0.29	0.38	0.67	(0.29)	(0.02)	(0.31)
2013	11.13	0.29	(0.57)	(0.28)	(0.29)	(0.04)	(0.33)
2012	10.94	0.32	0.23	0.55	(0.32)	(0.04)	(0.36)
2011	10.41	0.36	0.53	0.89	(0.36)	—	(0.36)

Class A Shares:
2016	$10.80	$0.12	$0.23	$0.35	$ (0.12)	$—	$ (0.12)
2015	10.88	0.26	(0.01)	0.25	(0.26)	(0.07)	(0.33)
2014	10.52	0.26	0.38	0.64	(0.26)	(0.02)	(0.28)
2013	11.13	0.27	(0.57)	(0.30)	(0.27)	(0.04)	(0.31)
2012	10.94	0.29	0.23	0.52	(0.29)	(0.04)	(0.33)
2011	10.41	0.33	0.53	0.86	(0.33)	—	(0.33)

SHORT DURATION BOND FUND

Class I Shares:
2016**	$10.00	$0.01	$0.02	$0.03	$— ^	$—	$— ^

(1)	Per share net investment income calculated using average shares.
^	Amount calculated was less than $0.01 per share.
*	Annualized.
**	Fund commenced operations on May 31, 2016.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

Amounts designated as “—” are either $ 0 or have been rounded to $ 0

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income to Average Net Assets		Portfolio Turnover Rate

$11.03	3.40%	$130,065	0.55	%*	1.01	%*	2.46	%*	13%
10.80	2.61	127,712	0.55		0.98		2.64		28
10.88	6.36	132,540	0.55		0.99		2.66		27
10.52	(2.47)	126,289	0.55		1.01		2.72		29
11.13	5.06	134,179	0.55		0.99		2.86		23
10.94	8.72	130,345	0.55		0.97		3.41		32

$11.03	3.28%	$23,853	0.80	%*	1.26	%*	2.21	%*	13%
10.80	2.36	22,959	0.80		1.23		2.39		28
10.88	6.10	22,324	0.80		1.24		2.41		27
10.52	(2.72)	24,359	0.80		1.26		2.47		29
11.13	4.80	25,660	0.80		1.24		2.61		23
10.94	8.45	23,381	0.80		1.22		3.16		32

$10.03	0.34%	$5,412	0.55	%*	2.16	%*	0.86	%*	0%

The accompanying notes are an integral part of the financial statements.

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Notes to Financial Statements

June 30, 2016

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of five funds (each a Fund, collectively the “Funds”) which includes the Strategic Growth Fund, Dividend Value Fund, High Grade Income Fund, Hawaii Municipal Bond Fund and the Short Duration Bond Fund. Each Fund is diversified, with the exception of Hawaii Municipal Bond Fund, which is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The Short Duration Bond Fund commenced operations on May 31, 2016. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (U.S. GAAP). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions,

Bishop Street Funds

broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of June 30, 2016, all investments in the Strategic Growth Fund and the Dividend Value Fund were considered Level 1.

The following is a summary of the levels of inputs used in valuing the following Fund’s investments carried at value:

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$37,706	$—	$37,706
U.S. Treasury Obligations	—	12,797	—	12,797
Municipal Bonds	—	7,303	—	7,303
U.S. Government Agency Obligations	—	6,953	—	6,953
U.S. Government Mortgage- Backed Obligations	—	4,958	—	4,958
Non-Agency Mortgage-Backed Obligation	—	542	—	542
Short-Term Investment	1,345	—	—	1,345

Total Investments in Securities	$1,345	$70,259	$—	$71,604

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$152,038	$—	$152,038
Short-Term Investment	501	—	—	501

Total Investments in Securities	$501	$152,038	$—	$152,539

Short Duration Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage- Backed Obligations	$—	$3,063	$—	$3,063
U.S. Treasury Obligations	—	1,204	—	1,204
U.S. Government Agency Obligations	—	1,087	—	1,087
Short-Term Investment	1,043	—	—	1,043

Total Investments in Securities	$1,043	$5,354	$—	$6,397

Bishop Street Funds

For the six-month period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. There were no Level 3 investments during the six-month period ended June 30, 2016. For the six-month period ended June 30, 2016, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Expenses

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each of the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders

The Strategic Growth, Dividend Value Funds and Short-Duration Bond declare and pay dividends from net investment income, if available, on a quarterly basis. Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income and Hawaii Municipal Bond. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Hawaii Municipal Bond Fund. Sales charges are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares.

Cash Overdraft Charges

Per the terms of the agreement with MUFG Union Bank, N.A., the custodian of the Funds (the “Custodian”), if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the six-month period ended June 30, 2016, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Funds by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Strategic Growth and the Dividend Value Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund and 0.25% of the daily average net assets of the Short-Duration Bond Fund. The Adviser has contractually agreed, through April 30, 2017, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, excluded expenses)) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

Bishop Street Funds

The contractual expense limitations are as follows:

Strategic Growth Fund, Class I Shares	1.25%
Dividend Value Fund, Class I Shares	1.05%
High Grade Income Fund, Class I Shares	0.76%
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%
Short Duration Bond Fund, Class I Shares	0.55%

These fees and waivers are labeled on the Statement of Operations as “Investment Adviser Fees/Waivers.”

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the six-month period ended June 30, 2016, the Adviser did not recapture any previously waived fees.

As of June 30, 2016, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Adviser were as follows:

Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund	Short Duration Bond Fund	Total	Expires
$55	$173	$274	$—	$502	12/31/2016
50	152	227	—	429	12/31/2017
58	170	258	—	486	12/31/2018
32	88	138	1	259	12/31/2019

Columbia Management Investment Advisers, LLC (“Columbia”) serves as the investment sub-adviser for the Strategic Growth Fund and the Dividend Value Fund, pursuant to a sub-adviser agreement. Columbia is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate based on the average daily net assets of the Strategic Growth Fund and the Dividend Value Fund, under the following fee schedule: 0.360% on the first $75 million; 0.350% on the next $75 million; 0.325% on the next $100 million; 0.300% on the next $250 million; and 0.250% on assets over $500 million.

4. ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending the number of share classes and the on the average daily net assets of the Funds. The Administrator has

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

voluntarily agreed to waive its administrative fee to 0.12% of each of the Funds’ average daily net assets excluding the Hawaii municipal Bond Fund which is waived to 0.07% of its average daily net assets. For the six-month ended June 30, 2016, the Funds were charged as follows for these services: $34 in the Strategic Growth Fund, $45 in the Dividend Value Fund, $71 in the High Grade Income Fund $150 in the Hawaii Municipal Bond Fund and $1 in the Short Duration Fund. For the six-month period ended June 30, 2016, the Funds waived as follows for these services: $12 in the Strategic Growth Fund, $16 in the Dividend Value Fund, $26 in the High Grade Income Fund, and $92 in the Hawaii Municipal Bond Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are labeled on the Statement of Operations as “Custody Fees.”

DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Funds. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Funds. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Funds have adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Funds. SIDCO has voluntarily agreed to waive 0.15% of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

Bishop Street Funds

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-months ended June 30, 2016 are presented below for the Funds.

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund	Short Duration Bond Fund
Purchases
U.S. Government Securities	$—	$—	$3,237	$—	$4,628
Other	6,705	3,368	5,249	21,338	—
Sales and Maturities
U.S. Government Securities	$—	$—	$6,061	$—	$—
Other	11,949	9,235	6,580	19,778	—

7.	FEDERAL TAX INFORMATION

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

The tax character of dividends and distributions declared during the years ended December 31, 2015 and 2014 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
Strategic Growth Fund
2015	$72	$—	$3,708	$3,780
2014	2,358	—	2,501	4,859
Dividend Value Fund
2015	$847	$—	$—	$847
2014	1,298	—	—	1,298
High Grade Income Fund
2015	$1,709	$—	$423	$2,132
2014	1,762	—	400	2,162
Hawaii Municipal Bond Fund
2015	$3	$3,978	$1,037	$5,018
2014	—	3,987	231	4,218

As of December 31, 2015, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Undistributed Tax Exempt Income	$—	$—	$—	$1
Undistributed Ordinary Income	113	—	2	—
Undistributed Long-Term Capital Gain Income	698	—	10	160
Capital Loss Carryforwards	—	(3,387)	—	—
Post October Losses	—	—	—	—
Unrealized Appreciation	5,294	12,085	1,510	4,494

Total Distributable Earnings	$6,105	$8,698	$1,522	$4,655

Post-October losses represent losses realized on investment transactions from November 1, 2015 through December 31, 2015 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Bishop Street Funds

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

Dividend Value Fund
Dec. 2017	$1,549
Dec. 2018	1,838

Total	$3,387

During the year ended December 31, 2015, the Dividend Value Fund utilized capital loss carryforwards of $4,316.

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, postenactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, the cost of securities owned at December 31, 2015, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation of securities held by the Strategic Growth, Dividend Value, High Grade Income, Hawaii Municipal Bond and Short Duration Bond Funds for Federal income tax purposes at June 30, 2016 were as follows:

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund	Short Duration Bond Fund
Federal Tax Cost	$29,722	$31,053	$67,178	$144,931	$6,385

Gross Unrealized Appreciation	3,597	12,212	4,485	7,658	15
Gross Unrealized Depreciation	(1,768)	(306)	(59)	(50)	(3)

Net Unrealized Appreciation	$1,829	$11,906	$4,426	$7,608	$12

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

8.	RISKS

The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, each Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Fund.

Hawaii Municipal Bond Fund
% of investments in securities with credit enhancements or liquidity enhancements	12.47%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	6.66% (National Public Finance Guarentee Corporation)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

The market value of the Funds’ investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized

Bishop Street Funds

rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	OTHER

At June 30, 2016, the percentage of total shares outstanding held by shareholders owning 10% or greater of total shares outstanding of each Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Strategic Growth Fund, Class I Shares	2	97.41%
Dividend Value Fund, Class I Shares	2	98.20
High Grade Income Fund, Class I Shares*	3	92.17
Hawaii Municipal Bond Fund, Class A Shares	1	65.36
Hawaii Municipal Bond Fund, Class I Shares	–	–
Short Duration Bond Fund, Class I Shares	1	100.00

*	Includes one unaffiliated shareholder, all other shareholders in the above table are affiliated.

10.	SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Bishop Street Funds

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Strategic Growth Fund—Class I

Actual Fund Return	$1,000.00	$924.00	1.22%	$5.84
Hypothetical 5% Return	1,000.00	1,018.80	1.22	6.12

Dividend Value Fund—Class I

Actual Fund Return	$1,000.00	$1,072.30	1.05%	$5.41
Hypothetical 5% Return	1,000.00	1,019.64	1.05	5.27

High Grade Income Fund—Class I

Actual Fund Return	$1,000.00	$1,055.30	0.76%	$3.88
Hypothetical 5% Return	1,000.00	1,021.08	0.76	3.82

Hawaii Municipal Bond Fund—Class I

Actual Fund Return	$1,000.00	$1,034.00	0.55%	$2.78
Hypothetical 5% Return	1,000.00	1,022.13	0.55	2.77

Hawaii Municipal Bond Fund—Class A

Actual Fund Return	$1,000.00	1,032.80	0.80	4.04
Hypothetical 5% Return	1,000.00	1,020.88	0.80	4.02

Short Duration Bond Fund—Class I‡

Actual Fund Return**	$1,000.00	$1,003.40	0.55%	$0.47
Hypothetical 5% Return	1,000.00	1,003.77	0.55	2.74

‡	Fund commenced operations on May 31, 2016.

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 31/366 (to reflect the period since inception to period end).

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Approval of Investment Advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Bishop Street Funds (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on February 23, 2016 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; and (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Bishop Street Funds

(unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

AGREEMENTS

BISHOP STREET DIVIDEND VALUE FUND

BISHOP STREET STRATEGIC GROWTH FUND

BISHOP STREET HIGH GRADE INCOME FUND

BISHOP STREET HAWAII MUNICIPAL BOND FUND

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Bishop Street Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2016 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Bishop Street Capital Management (the “Adviser”) and the Trust, on behalf of the Bishop Street Hawaii Municipal Bond Fund, Bishop Street High Grade Income Fund, Bishop Street Strategic Growth Fund, and Bishop Street Dividend Value Fund; and

•

the sub-advisory agreement between the Adviser and Columbia Management Investment Advisers, LLC (the “Sub-Adviser”) on behalf of the Bishop Street Strategic Growth Fund and Bishop Street Dividend Value Fund.

Bishop Street Funds

(unaudited)

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance history and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the

Bishop Street Funds

(unaudited)

investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Bishop Street Strategic Growth Fund and Bishop Street Dividend Value Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Bishop Street Strategic Growth Fund and Bishop Street Dividend Value Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser reflected arms-length negotiations between the Adviser and the Sub-Adviser. The Trustees evaluated both the fees under the sub-advisory agreement and the portion of the fees under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify

June 30, 2016	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Bishop Street Funds

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

TRANSFER AGENT

DST SYSTEMS, INC.

KANSAS CITY, MO 64121

CUSTODIAN

MUFG UNION BANK, N.A.

SAN FRANCISCO, CA 94101

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565 OR YOUR INVESTMENT SPECIALIST VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-2200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
President

Date: September 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
President

Date: September 8, 2016

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 8, 2016